CONSTRUCTION NOTES PAYABLE (Tables)	9 Months Ended
Dec. 31, 2012
Investments in and Advances to Affiliates [Table Text Block]
		Annual Interest
Description	Amount	Rate %
Advances by date:
August 31, 2011	$2,328,422	2.997
September 28, 2011	10,043,467	2.755
October 27, 2011	3,600,026	2.918
December 2, 2011	4,377,079	2.795
December 21, 2011	2,313,322	2.608
January 25, 2012	8,968,019	2.772
April 26, 2012	13,029,325	2.695
May 30, 2012	19,497,204	2.408
August 27, 2012	7,709,454	2.360
December 28, 2012	2,567,121	2.396
	74,433,439
Interest paid by loan	1,572,258

Loan balance at December 31, 2012	$76,005,697

Schedule of Annual Principal Payments Construction in Progress [Table Text Block]
For the Year Ended December 31,	Principal Payments
2013	$866,342
2014	3,402,000
2015	3,421,000
2016	3,421,000
2017	3,421,000
Thereafter	61,474,355

$76,005,697